Exhibit 99.2

CHASE ISSUANCE TRUST

Asset Pool One Monthly Servicer’s Certificate

Monthly Period: December 2015

1.	Capitalized terms used in this certificate have their respective meanings set forth in the Third Amended and Restated Indenture , dated as of December 19, 2007 (as amended, supplemented or otherwise modified, the “Indenture”), and the Second Amended and Restated Asset Pool One Supplement, dated as of December 19, 2007 (as amended, supplemented or otherwise modified, the “Asset Pool One Supplement”), each between the Chase Issuance Trust and Wells Fargo Bank, National Association, as Indenture Trustee and Collateral Agent.

2.	Chase Bank USA, National Association is, as of the date hereof, the Transferor, Servicer and Administrator under the Transfer and Servicing Agreement.

3.	The undersigned is a Servicing Officer.

4.	Collateral of Asset Pool One

		Beginning Balance	Ending Balance
	Principal Receivables	43,595,078,732.19	44,617,218,675.26
	Excess Funding Amount	0.00	0.00

	TOTAL	43,595,078,732.19	44,617,218,675.26

5a.	The Nominal Liquidation Amount of all Asset Pool One Notes as of the last day of the related Monthly Period
	CHASEseries		32,345,000,000.00

	TOTAL		32,345,000,000.00

5b.	Asset Pool One Transferor Amount for the related Monthly Period		12,272,218,675.26

5c.	Asset Pool One Required Transferor Amount for the related Monthly Period		1,784,688,747.01

5d.	Asset Pool One Pool Balance for the related Monthly Period		44,617,218,675.26

5e.	Asset Pool One Minimum Pool Balance for the related Monthly Period		32,345,000,000.00

6a.	The aggregate amount of Collections of Principal Receivables received by Asset Pool One for the related Monthly Period		13,021,300,935.30

6b.	The aggregate amount of Collections of Principal Receivables allocated pursuant to Section 3.3 of the Asset Pool One Supplement for the related Monthly Period
	CHASEseries	74.19%	9,661,044,113.25

	TOTAL	74.19%	9,661,044,113.25

7a.	The aggregate amount of Collections of Finance Charge Receivables received by Asset Pool One for the related Monthly Period		709,209,696.32

	Collections of Discount Receivables included in 7a above		0.57

7b.	The aggregate amount of Collections of Finance Charge Receivables allocated pursuant to subsection 3.2(a) of the Asset Pool One Supplement for the related Monthly Period
	CHASEseries	74.19%	526,192,136.69

	TOTAL	74.19%	526,192,136.69

8a.	The Asset Pool One Servicing Fee for the related Monthly Period		54,493,848.42

8b.	The Asset Pool One Servicing Fee allocated to each Series pursuant to subsection 3.4(b) of the Asset Pool One Supplement for the related Monthly Period
	CHASEseries	74.19%	40,431,250.00

	TOTAL	74.19%	40,431,250.00

9a.	The Asset Pool One Default Amount for the related Monthly Period			85,930,960.28

9b.	The Asset Pool One Default Amount allocated to each Series pursuant to subsection 3.2(b) of the Asset Pool One Supplement for the related Monthly Period
	CHASEseries		74.19%	63,755,749.30

	TOTAL		74.19%	63,755,749.30

10.	Delinquencies as of the last day of the related Monthly Period	Number of Accounts	Amount of Receivables (1)	Percentage of Total Receivables
	30-59 days	26,968	153,011,292.52	0.34%
	60-89 days	17,496	118,064,738.89	0.26%
	90-119 days	14,562	105,540,774.01	0.23%
	120-149 days	11,378	86,740,546.33	0.19%
	150-179 days	10,067	78,866,345.27	0.17%
	180 or more days	125	690,087.47	0.00%

	TOTAL	80,596	542,913,784.49	1.19%

11.	Losses and Recoveries for the related Monthly Period
	Average Pool Balance (2)			43,595,078,732.19
	Gross Losses (3)			96,382,778.93
	Gross Losses as a Percentage of Average Pool Balance			2.65%
	Recoveries (4)			10,451,818.65
	Net Losses (5)			85,930,960.28
	Net Losses as a Percentage of Average Pool Balance			2.37%
	Number of Accounts Charged Off During the Monthly Period			15,586
	Average Net Loss Amount on Accounts Charged Off during the Monthly Period			5,513.34

12.	Change in Sponsor’s or affiliate’s interest in securities for the related Monthly Period

	As of Last Day of Previous Monthly Period		As of Last Day of Monthly Period
CHASEseries Notes Held the Sponsor or an Affiliate	Tranche	Amount	Tranche	Amount
	Class B (2010-03)	75,000,000.00	Class B (2010-03)	75,000,000.00
	Class B (2012-02)	1,000,000,000.00	Class B (2012-02)	1,000,000,000.00
	Class B (2013-01)	750,000,000.00	Class B (2013-01)	750,000,000.00
	Class B (2015-01)	750,000,000.00	Class B (2015-01)	750,000,000.00
	Class C (2010-03)	75,000,000.00	Class C (2010-03)	75,000,000.00
	Class C (2012-02)	1,000,000,000.00	Class C (2012-02)	1,000,000,000.00
	Class C (2013-01)	750,000,000.00	Class C (2013-01)	750,000,000.00
	Class C (2015-01)	750,000,000.00	Class C (2015-01)	750,000,000.00

		5,150,000,000.00		5,150,000,000.00

(1)	The amount of receivables reflected includes all principal, finance charge and fee amounts due from cardholders as of the date specified.

(2)	Average Pool Balance means “Asset Pool One Average Principal Balance” as defined in the Asset Pool One Supplement.

(3)	Gross Losses are charge-offs of principal receivables. Gross Losses do not include the amount of any reductions in principal receivables due to fraud, returned goods or customer disputes, the amount of which instead results in the reduction of the Asset Pool One Transferor Amount.

(4)	Recoveries are amounts received on previously charged -off receivables during the related Monthly Period, and allocated to the issuing entity pro rata, based on the amount of gross losses in the issuing entity as a percentage of gross losses in the Servicer’s managed portfolio of credit card receivables for the related Monthly Period.

(5)	Net Losses are Gross Losses minus Recoveries. Net Losses do not include any reductions in principal receivables due to fraud, returned goods or customer disputes, the amount of which instead results in the reduction of the Asset Pool One Transferor Amount.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate on this date January 13, 2016.

CHASE BANK USA, NATIONAL ASSOCIATION, as Servicer

By:	/s/ Patricia Garvey
Patricia Garvey
Executive Director